Note 7 - Mortgage Servicing Rights, Net (Details) - Mortgage Servicing Rights and Accumulated Amortization (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 3,638	$ 2,412
Accumulated Amortization	(1,930)	(680)
Unamortized Mortgage Servicing Rights	1,708	1,732
Mortgage Servicing Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	3,638	2,412
Accumulated Amortization	(1,930)	(680)
Unamortized Mortgage Servicing Rights	$ 1,708	$ 1,732